Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information
Summary of the Group's operating segment results	There was no significant transaction between reportable segments for the years ended December 31, 2022, 2023 and 2024.

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues:
Games and related value-added services	74,566,471	81,565,449	83,622,643
Youdao	5,013,182	5,389,208	5,625,919
NetEase Cloud Music	8,992,221	7,866,992	7,950,146
Innovative businesses and others	7,923,935	8,646,510	8,096,528
Total net revenues	96,495,809	103,468,159	105,295,236

Cost of revenues:
Games and related value-added services	(27,784,419)	(25,938,865)	(26,142,623)
Youdao	(2,430,738)	(2,621,746)	(2,877,428)
NetEase Cloud Music	(7,699,103)	(5,764,322)	(5,268,634)
Innovative businesses and others	(5,815,423)	(6,079,832)	(5,199,467)
Total cost of revenues	(43,729,683)	(40,404,765)	(39,488,152)

Gross profit:
Games and related value-added services	46,782,052	55,626,584	57,480,020
Youdao	2,582,444	2,767,462	2,748,491
NetEase Cloud Music	1,293,118	2,102,670	2,681,512
Innovative businesses and others	2,108,512	2,566,678	2,897,061
Total gross profit	52,766,126	63,063,394	65,807,084

Schedule of disaggregation of net revenues by timing of revenue recognition

The following table set forth the disaggregation of net revenues by timing of revenue recognition for the years ended December 31, 2022, 2023 and 2024 (in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
A point in time	23,322,675	27,140,994	24,144,017
Over time	73,173,134	76,327,165	81,151,219
Total Net revenue	96,495,809	103,468,159	105,295,236

Schedule of total depreciation and amortization expenses of property, equipment and software recorded under cost of revenues by segment

The following table presents the total depreciation and amortization expenses of property, equipment and software recorded under cost of revenues by segment for the years ended December 31, 2022, 2023 and 2024 (in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Games and related value-added services	339,300	223,156	246,422
Youdao	11,610	9,275	9,119
NetEase Cloud Music	6,044	2,452	3,027
Innovative businesses and others	129,693	60,126	47,084
Total depreciation expenses of property and equipment	486,647	295,009	305,652